Post employment benefits (Tables)	12 Months Ended
Mar. 31, 2024
Post employment benefits
Schedule of income statement effect of defined contribution and defined benefit plans

		Re-presented[1]	Re-presented[1]
	2024	2023	2022
	€m	€m	€m
Defined contribution plans	183	175	167
Defined benefit plans	34	37	(29)
Total amount charged to income statement (note 24)	217	212	138

Note:

1

The defined contribution plan results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations, decreasing both the previously disclosed defined contribution plans’ expense and the total amount charged to the income statement by €32 million and €30 million respectively. The results of the defined benefit plans have not been re-presented as such impacts are immaterial. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

Schedule of actuarial assumptions for defined benefit plans

	2024	2023	2022
	%	%	%
Weighted average actuarial assumptions used at 31 March[1]
Rate of inflation[2]	2.9	3.0	3.3
Rate of increase in salaries[3]	3.0	3.0	3.1
Discount rate	4.5	4.5	2.5

Notes:

1	Figures shown represent a weighted average assumption of the individual plans. The current year weighted averages do not include Vodafone Italy’s defined benefit plan assumptions. See note 7 ‘Discontinued operations and assets held for sale’ for more information.
2	The rate of increase in pensions in payment and deferred revaluation are dependent on the rate of inflation.
3	Relates only to schemes open to future accrual primarily in Germany, Ireland and India.

Schedule of charges made to consolidated income statement and consolidated statement of comprehensive income on basis of actuarial assumptions

	2024	2023	2022
	€m	€m	€m
Current service cost	42	44	38
Net past service credit[1]	–	–	(71)
Net interest (income)/charge	(8)	(7)	4
Total net cost/(credit) included within staff costs	34	37	(29)
Actuarial losses/(gains) recognised in the SOCI	77	213	(627)

Notes:

1

In the year ended 31 March 2022, a change in Germany relating to the provision of death and disability benefits effective from 1 April 2021 resulted in a past service credit of €49 million and further net past service credits were recognised for the Vodafone UK plan relating to the offer of a pension increase exchange to all members at retirement and benefit clarifications.

Schedule of fair value of assets and present value of liabilities under defined benefit plans

	Assets	Liabilities	Net surplus
	€m	€m	€m
1 April 2022	7,715	(7,441)	274
Service cost	–	(44)	(44)
Interest income/(cost)	185	(178)	7
Return on plan assets excluding interest income	(2,475)	–	(2,475)
Actuarial gains arising from changes in demographic assumptions	–	186	186
Actuarial gains arising from changes in financial assumptions	–	2,293	2,293
Actuarial losses arising from experience adjustments	–	(217)	(217)
Employer cash contributions	42	–	42
Member cash contributions	15	(15)	–
Benefits paid	(216)	216	–
Exchange rate movements	(211)	224	13
Other movements	(8)	–	(8)
31 March 2023	5,047	(4,976)	71
Service cost	–	(42)	(42)
Interest income/(cost)	223	(215)	8
Return on plan assets excluding interest income	(102)	–	(102)
Actuarial gains arising from changes in demographic assumptions	–	72	72
Actuarial gains arising from changes in financial assumptions	–	30	30
Actuarial losses arising from experience adjustments	–	(77)	(77)
Employer cash contributions	41	–	41
Member cash contributions	15	(15)	–
Benefits paid	(173)	173	–
Exchange rate movements	104	(73)	31
Liabilities held for sale	–	51	51
Other movements	(7)	–	(7)
31 March 2024	5,148	(5,072)	76

25. Post employment benefits (continued)

The table below provides an analysis of the net surplus for the Group as a whole.

	2024	2023
	€m	€m
Analysis of net surplus:
Total fair value of plan assets	5,148	5,047
Present value of funded plan liabilities	(5,017)	(4,875)
Net surplus for funded plans	131	172
Present value of unfunded plan liabilities	(55)	(101)
Net surplus	76	71
Net surplus is analysed as:
Assets[1]	257	329
Liabilities	(181)	(258)

Note:

1	Pension assets are deemed to be recoverable and there are no adjustments in respect of minimum funding requirements as economic benefits are available to the Group either in the form of future refunds or, for plans still open to benefit accrual, in the form of possible reductions in future contributions.

An analysis of net surplus is provided below for the Vodafone UK plan, which is a funded plan. As part of the merger of the Vodafone UK plan and the Cable and Wireless Worldwide Retirement Plan (‘CWWRP’) plan on 6 June 2014 the assets and liabilities of the CWW Section are segregated from the Vodafone Section and hence are reported separately below.

	CWW Section		Vodafone Section
	2024	2023	2024	2023
	€m	€m	€m	€m
Analysis of net surplus:
Total fair value of plan assets	1,781	1,845	1,983	1,958
Present value of plan liabilities	(1,676)	(1,657)	(1,924)	(1,900)
Net surplus[1]	105	188	59	58

Schedule of fair value of pension assets

	2024	2023
	€m	€m
Cash and cash equivalents	52	27
Equity investments:
With quoted prices in an active market	261	140
Without quoted prices in an active market	293	322
Debt instruments:
With quoted prices in an active market	928	588
Without quoted prices in an active market	944	288
Property:
With quoted prices in an active market	16	17
Without quoted prices in an active market	374	438
Derivatives:[1]
Without quoted prices in an active market	1,040	1,791
Investment fund	580	782
Annuity policies
With quoted prices in an active market	–	25
Without quoted prices	660	629
Total	5,148	5,047

Note:

1	Derivatives include collateral held in the form of cash. Assets are valued using ‘level 2’ inputs under IFRS 13 ‘Fair Value Measurement’ principles and classified as unquoted accordingly.

Schedule of sensitivity analysis under defined benefit plans

	Rate of inflation		Rate of increase in salaries		Discount rate		Life expectancy
	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 1 year	Increase by 1 year
	€m	€m	€m	€m	€m	€m	€m	€m
(Decrease)/increase in present value of defined benefit obligation[1]	(232)	250	(2)	3	362	(321)	(122)	122

Note:

1	The sensitivity analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another. In presenting this sensitivity analysis, the change in the present value of the defined benefit obligation has been calculated on the same basis as prior years using the projected unit credit method at the end of the year, which is the same as that applied in calculating the defined benefit obligation liability recognised in the statement of financial position. The rate of inflation assumption sensitivity factors in the impact of changes to all assumptions relating to inflation including the rate of increase in salaries, pension increases and deferred revaluations.